UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): January 21, 2020

Bridgecrest Acceptance Corporation1

(Exact name of securitizer as specified in its charter)

333-169730	0001493927
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Clay Scheitzach, (602) 852-6600

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

          Central Index Key Number of depositor:

          Central Index Key Number of issuing entity (if applicable):

          Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]	Bridgecrest Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it (and its predecessor in interest, DT Acceptance Corporation) and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bridgecrest Acceptance Corporation
(Securitizer)

By:	/s/ Daniel Gaudreau
	Name:	Daniel Gaudreau
	Title:	Treasurer

Date: January 21, 2020.